Other Real Estate and Repossessed Assets Acquired in Settlement of Loans - Changes in Net Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of real estate acquired in settlement of loans
Balance at beginning of period	$ 16,403	$ 17,291
Additions	1,106	374
Proceeds from sales	(585)	(1,115)	$ (4,057)
Charge-offs against the valuation allowance for other real estate owned, net	(245)	(192)
Net gain on sales	14	45
Total other real estate and repossessed assets	16,693	16,403	$ 17,291
Less valuation allowance for other real estate owned	(3,002)
Balance at end of period	$ 13,691	$ 13,182